BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION
Schedule of purchase consideration, the net assets acquired and goodwill

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exchange of interest:

	(In current currency at	(In current currency as
Purchase consideration	the acquisition date)	of December 31, 2024)
Fair value of the interest in Ver TV	13,580	15,179
Compensation receivable	(3,435)	(3,840)
Compensation collect in cash	(2,862)	(3,199)
Total	7,283	8,140

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of December 31, 2024)
Cash and cash equivalents	43	48
Investment	3,364	3,760
Trade receivables	635	710
PP&E (1)	9,223	10,307
Intangible asset (2)	1,392	1,556
Trade payables	(1,242)	(1,388)
Other assets / liabilities, net	(3,224)	(3,602)
Net identifiable assets acquired	10,191	11,391
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)	(8,173)
Add: goodwill	4,404	4,922
Total	7,283	8,140
(1)	PP&E: For the determination of fair values, the following approaches were used: a) the market approach (comparative sales) for real estate and vehicles (fixed assets that have a second-hand market) and b) the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence) for the rest of the fixed assets.
(2)	Correspond to the Customer relationship, for the determination of fair values, were used the income approach (discounted cash flow method).

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exercise of the call option for 51% of Naperville:

	(In current at	(In current currency as
Purchase consideration	the acquisition date)	of December 31, 2024)
Call option	3,403	4,492
Cash Paid	11,180	14,754
Total	14,583	19,246

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of December 31, 2024)
Cash and cash equivalents	642	847
Investment	1,613	2,129
Trade receivables	420	554
PP&E (1)	2,019	2,663
Intangible assets (2)	1,643	2,169
Trade payables	(1,343)	(1,772)
Other assets / liabilities, net	(2,706)	(3,498)
Net identifiable assets acquired	2,288	3,092
Less: non-controlling interests	(1,394)	(1,883)
Add: goodwill	13,689	18,037
Net assets acquired	14,583	19,246
(1)	PP&E: For the determination of fair values, were used the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence).
(2)	Correspond to the Customer relationship, for the determination of fair values, the income approach (discounted cash flow method).